Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

November 30, 2013

Dates Covered
Collections Period	11/01/13 - 11/30/13
Interest Accrual Period	11/15/13 - 12/15/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/13	730,899,874.14	31,703
Yield Supplement Overcollateralization Amount at 10/31/13	28,304,776.95	0

Receivables Balance at 10/31/13	759,204,651.09	31,703
Principal Payments	17,514,524.04	277
Defaulted Receivables	265,185.33	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/13	27,247,500.55	0

Pool Balance at 11/30/13	714,177,441.17	31,416

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	6,417,367.37	333
Past Due 61-90 days	1,269,485.97	64
Past Due 91 + days	332,812.52	14

Total	8,019,665.86	411

Total 31+ Delinquent as % Ending Pool Balance	1.12%

Recoveries	157,586.53

Aggregate Net Losses/(Gains) - November 2013	107,598.80

Overcollateralization Target Amount	32,137,984.85
Actual Overcollateralization	22,824,119.60

Weighted Average APR	3.69%
Weighted Average APR, Yield Adjusted	5.31%
Weighted Average Remaining Term	62.64

Flow of Funds	$ Amount

Collections	19,841,640.31
Advances	27,985.12
Investment Earnings on Cash Accounts	3,350.36
Servicing Fee	(632,670.54)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,240,305.25

Distributions of Available Funds
(1) Class A Interest	400,928.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	18,817,004.11
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	19,240,305.25

Servicing Fee	632,670.54
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 11/15/13	710,170,325.68
Principal Paid	18,817,004.11
Note Balance @ 12/16/13	691,353,321.57

Class A-1
Note Balance @ 11/15/13	114,885,325.68
Principal Paid	18,817,004.11
Note Balance @ 12/16/13	96,068,321.57
Note Factor @ 12/16/13	64.4753836%

Class A-2
Note Balance @ 11/15/13	235,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	235,000,000.00
Note Factor @ 12/16/13	100.0000000%

Class A-3
Note Balance @ 11/15/13	235,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	235,000,000.00
Note Factor @ 12/16/13	100.0000000%

Class A-4
Note Balance @ 11/15/13	109,676,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	109,676,000.00
Note Factor @ 12/16/13	100.0000000%

Class B
Note Balance @ 11/15/13	15,609,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	15,609,000.00
Note Factor @ 12/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	423,301.14
Total Principal Paid	18,817,004.11

Total Paid	19,240,305.25

Class A-1
Coupon	0.24000%
Interest Paid	23,742.97
Principal Paid	18,817,004.11

Total Paid to A-1 Holders	18,840,747.08

Class A-2
Coupon	0.48000%
Interest Paid	94,000.00
Principal Paid	0.00

Total Paid to A-2 Holders	94,000.00

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00

Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00

Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00

Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5687353
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2819876

Total Distribution Amount	25.8507229

A-1 Interest Distribution Amount	0.1593488
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.2886182

Total A-1 Distribution Amount	126.4479670

A-2 Interest Distribution Amount	0.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.4000000

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.4333333

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 10/31/13	48,988.16
Balance as of 11/30/13	76,973.28
Change	27,985.12

Reserve Account
Balance as of 11/15/13	1,903,544.61
Investment Earnings	234.68
Investment Earnings Paid	(234.68)
Deposit/(Withdrawal)	—
Balance as of 12/16/13	1,903,544.61
Change	—

Required Reserve Amount	1,903,544.61